Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events

41.       Subsequent events

Mr. Alberto Mario Griselli appointed as CEO of TIM S.A.

TIM S.A., in continuity with the Material Fact published on January 21, 2022, communicated that, on January 31, 2022, its Board of Directors accepted the resignation of Mr. Pietro Labriola from the positions of Chief Executive Officer (“CEO”) and Board Member of the Company.

The Company’s Board of Directors subsequently appointed Mr. Alberto Mario Griselli to effectively and immediately replace Mr. Labriola in the positions of CEO and Board member. The election of Mr. Griselli to the Company’s Board needs to be confirmed by the next Annual General Meeting of TIM.

The position of Chief Revenue Officer (“CRO”), previously held by Mr. Griselli, will be temporarily vacant, and the CEO will accumulate his responsibilities.

Mr. Griselli holds a degree in Electronic Engineering from La Sapienza University in Rome and a FMBA from Columbia University. With over 20 years of experience in the telecommunications industry, he has held relevant positions such as Vice-President for Latin America at TIMwe, a global provider of mobile engagement solutions for telecom operators, and Managing Director for Latin America at Value Partners, a management consulting firm. Mr. Griselli held the position of CRO at TIM since July 30, 2019.

Transfer control of Oi’s mobile telephony activities

TIM S.A. became aware that in an extraordinary public meeting of its Board of Directors held on January 31, 2022, ANATEL – the National Telecommunications Agency, unanimously granted prior consent to the implementation of the corporate transaction referring to the full transfer of control of the three specific purpose entities (“Mobile Assets SPE” or “SPE”) (1), which correspond to the mobile telephony activities of Oi Móvel S.A. – Under Judicial Reorganization (“Oi Móvel”), for the companies TIM, Telefônica Brasil S.A. and Claro S.A. (“Transaction”).

On February 9, 2022, the Administrative Court of the Administrative Council for Economic Defense (CADE), approved the implementation of the corporate transaction referring to the full transfer of control of the three special purpose entities (“Mobile Assets SPE” or “SPE”)1, which correspond to the mobile telephony activities of Oi Móvel S.A. – Under Judicial Recovery (“Oi Móvel,” “Seller”), for the companies TIM, Telefônica Brasil S.A. and Claro S.A.

On 13th April 2022, TIM, Telefônica Brasil S.A. and Claro S.A. (together “Buyers”) delivered to Oi Móvel S.A. – Under Judicial Reorganization (“Oi Móvel”, “Seller”), the closing notice related to the process of acquisition of the Seller's mobile assets (“Transaction”).

In order for such delivery to become possible, approvals were obtained by the Administrative Council for Economic Defense (CADE), through the signing of an Agreement on Concentration Control, which has already become final, and by the National Telecommunications Agency (ANATEL), in particular with the publication of Acts No. 4,949/2022, 4,950/2022 e 4,951/2022, in addition to being met or waived by the Buyers, as the case may be, all contractual precedent conditions. Thus, the parties scheduled the closing of the transaction for April 20th, 2022.

[1] Cozani RJ Infraestrutura e Rede de Telecomunicações S.A. (SPE TIM), Garliava RJ Infraestrutura e Rede de Telecomunicações S.A. (SPE Telefônica) and Jonava RJ Infraestrutura e Rede de Telecomunicações S.A. (SPE Claro).

Distribution of Interest on Shareholders’ Equity (JSCP)

The Company's Board of Directors approved on March 22, 2022 the payment of R$ 195,000 in Interest on Equity. The payment will occur until April 27th, 2022 and the date for identification of shareholders entitled to receive such values is March 28th, 2022.